Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Broker-Dealer [Abstract]
Bank Borrowings, balance	$ 1,827,409	$ 1,119,444	$ 835,878
Bank borrowings, principal and interest payment	(1,905,212)	(546,861)	(399,174)
Bank borrowings, proceeds	1,436,536	1,181,568	400,000
Bank borrowings, insurance Financing			230,043
Bank borrowings, Non-cash changes interest expenses	125,836	73,258	52,697
Bank Borrowings, balance	1,484,569	1,827,409	1,119,444
Lease Liabilities, balance	509,455	528,585	545,021
Lease liabilities, principal and interest payment	(47,611)	(36,587)	(31,906)
Lease liabilities, proceeds	70,538
LeaseLiabilities, insurance Financing
Lease liabilities, Non-cash changes interest expenses	17,226	17,457	15,470
Lease Liabilities, balance	$ 549,608	$ 509,455	$ 528,585